Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	62,000	$619,385
Automobile Components — 2.6%
Aisin Corp.	112,500	2,003,472
Bridgestone Corp.	125,000	5,865,356
Denso Corp.	372,000	4,898,142
		12,766,970
Automobiles — 12.0%
Honda Motor Co. Ltd.	793,600	8,002,676
Isuzu Motors Ltd.	111,600	1,710,190
Subaru Corp.	125,000	2,791,764
Suzuki Motor Corp.	334,800	5,235,716
Toyota Motor Corp.	2,033,600	41,021,418
Yamaha Motor Co. Ltd.	200,000	1,449,362
		60,211,126
Banks — 19.1%
Chiba Bank Ltd. (The)	124,000	1,307,074
Japan Post Bank Co. Ltd.	384,400	4,626,024
Mitsubishi UFJ Financial Group Inc.	2,467,600	38,690,802
Mizuho Financial Group Inc.	533,250	18,806,050
Resona Holdings Inc.	223,200	2,272,236
Sumitomo Mitsui Financial Group Inc.	793,600	24,013,132
Sumitomo Mitsui Trust Group Inc.	137,500	3,994,590
Yokohama Financial Group, Inc.	223,200	1,765,752
		95,475,660
Beverages — 1.2%
Asahi Group Holdings Ltd.	322,400	3,739,597
Kirin Holdings Co. Ltd.	86,800	1,363,286
Suntory Beverage & Food Ltd.	24,800	784,720
		5,887,603
Broadline Retail — 0.1%
Rakuten Group Inc.(a)	112,500	688,529
Building Products — 0.3%
AGC Inc.	37,200	1,287,222
Capital Markets — 2.5%
Daiwa Securities Group Inc.	285,200	2,365,985
Japan Exchange Group Inc.	210,800	2,408,767
Nomura Holdings Inc.	644,800	4,870,213
SBI Holdings Inc.	124,000	2,614,770
		12,259,735
Chemicals — 1.5%
Asahi Kasei Corp.	272,800	2,278,522
Mitsubishi Chemical Group Corp.	285,200	1,611,021
Nitto Denko Corp.	74,400	1,841,054
Toray Industries Inc.	297,600	1,935,749
		7,666,346
Commercial Services & Supplies — 1.2%
Dai Nippon Printing Co. Ltd.	87,500	1,479,857
Secom Co. Ltd.	86,800	2,933,775
Toppan Holdings Inc.	50,200	1,620,695
		6,034,327
Construction & Engineering — 0.6%
Obayashi Corp.	137,500	2,803,338
Consumer Staples Distribution & Retail — 0.2%
Tsuruha Holdings Inc.	62,000	1,099,056
Security	Shares	Value
Diversified Telecommunication Services — 1.3%
NTT Inc.	6,435,600	$6,413,740
Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	148,800	2,325,688
Kansai Electric Power Co. Inc. (The)	198,400	3,391,932
		5,717,620
Electrical Equipment — 0.3%
Fuji Electric Co. Ltd.	19,900	1,389,242
Electronic Equipment, Instruments & Components — 2.4%
Kyocera Corp.	272,800	3,734,368
Murata Manufacturing Co. Ltd.	359,600	7,402,685
Shimadzu Corp.	24,800	707,921
		11,844,974
Financial Services — 1.7%
Mitsubishi HC Capital Inc.	187,500	1,500,309
ORIX Corp.	250,000	6,833,673
		8,333,982
Food Products — 0.2%
Kikkoman Corp.	99,200	907,864
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	75,000	2,632,209
Ground Transportation — 0.8%
Central Japan Railway Co.	62,000	1,694,279
Hankyu Hanshin Holdings Inc.	24,800	622,655
West Japan Railway Co.	86,800	1,727,385
		4,044,319
Health Care Equipment & Supplies — 0.3%
Olympus Corp.	124,000	1,667,204
Household Durables — 4.5%
Panasonic Holdings Corp.	508,400	6,362,236
Sekisui House Ltd.	125,000	2,803,007
Sony Group Corp.	458,800	13,462,837
		22,628,080
Industrial Conglomerates — 0.5%
Hikari Tsushin Inc.	3,800	1,057,616
Sekisui Chemical Co. Ltd.	74,400	1,267,916
		2,325,532
Insurance — 5.1%
Dai-ichi Life Holdings Inc.	756,400	5,901,324
Japan Post Holdings Co. Ltd.	384,400	3,775,930
Japan Post Insurance Co. Ltd.	37,500	1,043,101
MS&AD Insurance Group Holdings Inc.	272,800	6,052,832
Sompo Holdings Inc.	124,000	3,927,292
Tokio Marine Holdings Inc.	136,400	4,835,503
		25,535,982
IT Services — 0.9%
Fujitsu Ltd.	136,400	3,618,858
Otsuka Corp.	49,600	980,882
		4,599,740
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	62,000	1,819,338
Shimano Inc.	16,100	1,690,588
		3,509,926
Machinery — 3.8%
FANUC Corp.	99,200	3,179,554
Komatsu Ltd.	210,800	6,924,646
Kubota Corp.	210,800	3,042,510

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Makita Corp.	50,000	$1,453,775
SMC Corp.	12,400	4,361,537
		18,962,022
Marine Transportation — 1.2%
Kawasaki Kisen Kaisha Ltd.	74,400	990,581
Mitsui OSK Lines Ltd.	75,000	2,129,562
Nippon Yusen KK	86,800	2,749,139
		5,869,282
Metals & Mining — 1.5%
JFE Holdings Inc.	124,000	1,521,254
Nippon Steel Corp.	1,041,600	4,203,270
Sumitomo Metal Mining Co. Ltd.	49,600	1,631,484
		7,356,008
Office REITs — 0.3%
Nippon Building Fund Inc.	1,625	1,553,545
Oil, Gas & Consumable Fuels — 1.8%
ENEOS Holdings Inc.	582,800	3,840,827
Idemitsu Kosan Co. Ltd.	162,660	1,205,135
Inpex Corp.	187,500	3,999,387
		9,045,349
Passenger Airlines — 0.1%
ANA Holdings Inc.	12,400	233,963
Japan Airlines Co. Ltd.	12,400	231,267
		465,230
Personal Care Products — 0.8%
Kao Corp.	99,200	4,011,291
Pharmaceuticals — 3.8%
Astellas Pharma Inc.	384,400	4,833,604
Eisai Co. Ltd.	62,500	1,960,228
Shionogi & Co. Ltd.	162,500	2,787,062
Takeda Pharmaceutical Co. Ltd.	334,800	9,653,039
		19,233,933
Real Estate Management & Development — 2.6%
Daito Trust Construction Co. Ltd.	63,000	1,205,168
Daiwa House Industry Co. Ltd.	125,000	4,266,396
Hulic Co. Ltd.	100,000	1,102,995
Mitsubishi Estate Co. Ltd.	150,000	3,538,962
Sumitomo Realty & Development Co. Ltd.	63,600	3,073,424
		13,186,945
Semiconductors & Semiconductor Equipment — 1.0%
Kioxia Holdings Corp.(a)	12,400	752,622
Renesas Electronics Corp.	372,000	4,386,834
		5,139,456
Security	Shares	Value
Specialty Retail — 0.3%
Nitori Holdings Co. Ltd.(b)	86,800	$1,504,440
Technology Hardware, Storage & Peripherals — 2.1%
Canon Inc.	186,000	5,472,491
FUJIFILM Holdings Corp.	235,600	5,058,320
		10,530,811
Tobacco — 2.0%
Japan Tobacco Inc.	260,400	9,795,068
Trading Companies & Distributors — 10.2%
Marubeni Corp.	297,600	7,855,445
Mitsubishi Corp.	694,400	16,440,695
Mitsui & Co. Ltd.	533,200	14,165,257
Sumitomo Corp.	237,500	7,460,301
Toyota Tsusho Corp.	148,800	4,823,001
		50,744,699
Wireless Telecommunication Services — 5.5%
KDDI Corp.	632,400	10,879,898
SoftBank Corp.	6,187,600	8,852,708
SoftBank Group Corp.	71,800	7,722,871
		27,455,477
Total Long-Term Investments — 98.7% (Cost: $423,559,636)		493,203,267
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	248,668	248,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	40,000	40,000
Total Short-Term Securities — 0.1% (Cost: $288,792)		288,792
Total Investments — 98.8% (Cost: $423,848,428)		493,492,059
Other Assets Less Liabilities — 1.2%		6,198,272
Net Assets — 100.0%		$499,690,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$248,792 (a)	$—	$—	$—	$248,792	248,668	$1,402 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(20,000)(a)	—	—	40,000	40,000	652	—
				$—	$—	$288,792		$2,054	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Value ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	291	12/11/25	$6,305	$452,875
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,718,441	$491,484,826	$—	$493,203,267
Short-Term Securities
Money Market Funds	288,792	—	—	288,792
	$2,007,233	$491,484,826	$—	$493,492,059
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$452,875	$—	$452,875

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.